Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Sep. 17, 2021	Aug. 09, 2021	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized			500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding			68,598,050	68,598,050	68,598,050	68,598,050
Reverse ADS split ratio			The change in the ADS ratio has the same effect as a one-for-three reverse ADS split.
Exercise price of warrants (in Dollars per share)		$ 3
Net proceeds (in Dollars)	$ 10,000
Initial exercise price (in Dollars per share)			$ 3
Term of warrants			5 years
Number of shares to purchase warrants			6,340,000
Weighted average exercise price of warrants (in Dollars per share)			$ 3
Remaining contractual life of warrants			3 years
Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 1.58
Number of units issued		6,340,000
Number of shares in a unit		3
Aggregate purchase price (in Dollars)		$ 10,020
Warrrant [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares to purchase warrants			19,020,000
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Warrant [Member] | Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares in a unit		3
Warrant [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001